Derivative financial instruments - Schedule of Derivative Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total derivative liabilities	$ 113,133	$ 61,330
Current	96,879	25,587
Non-current	16,254	35,743
Foreign currency collars
Disclosure of financial liabilities [line items]
Total derivative liabilities	247	194
Euro forward contracts
Disclosure of financial liabilities [line items]
Total derivative liabilities	0	2,353
Gold collars
Disclosure of financial liabilities [line items]
Total derivative liabilities	0	20,465
Gold commodity swaps - Term Facility
Disclosure of financial liabilities [line items]
Total derivative liabilities	69,528	18,149
Copper commodity swaps - Term Facility
Disclosure of financial liabilities [line items]
Total derivative liabilities	23,087	3,165
Interest rate swaps - Term Facility
Disclosure of financial liabilities [line items]
Total derivative liabilities	8,255	12,167
Foreign currency forward contracts - Term Facility
Disclosure of financial liabilities [line items]
Total derivative liabilities	0	4,837
Gold collars - Term Facility
Disclosure of financial liabilities [line items]
Total derivative liabilities	$ 12,016	$ 0